Short-term Investment And Investments Under Fair Value - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Investments [Abstract]
Unrealized holding gain (loss) in investments	¥ 3,910	$ 543	¥ (3,794)	¥ (2,855)
Realized gain (loss) in investments	¥ 3,207	$ 446	¥ 1,867	¥ 1,749